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                                           U.S. SECURITIES AND EXCHANGE COMMISSION
                                                   Washington, D.C. 20549

                                                         FORM 24F-2
                                              Annual Notice of Securities Sold
                                                   Pursuant to Rule 24f-2

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     1      Name and Address of Issuer:
            Principal Life Insurance Company Separate Account B
            The Principal Financial Group
            Des Moines, IA  50392-2080

     2      The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
            -----------
                X
            -----------

     3      Investment Company Act File Number:                        811-02091
            Securities Act File Number:           02-37988, 02-78001, 33-74232, 33-44670, 33-44565,
                                                  333-63401, 333-40254, 333-116220, 333-128079
     4 a    Last day of fiscal year for which this notice if filed:
            12/31/2007

     4 b    Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
            -----------
               N/A
            -----------
            Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4 c    Check box if this is the last time the issuer will be filing this Form.
            -----------
               N/A
            -----------

     5      Calculation of registration fee:

            (i)        Aggregate sale price of securities sold during the                   02-37988    $        168,416
                       fiscal year in reliance on rule 24f-2:                               02-78001             530,348
                                                                                            33-44565           2,168,798
                                                                                            33-44670          17,642,380
                                                                                            333-63401         16,716,023
                                                                                            33-74232         588,585,283
                                                                                            333-40254        241,538,274
                                                                                           333-116220      1,043,089,295
                                                                                           333-128079         23,523,485
                                                                                                           --------------
                                                                                                           1,933,962,302
            (ii)       Aggregate price of shares redeemed or              02-37988     $        331,933
                       repurchased during the fiscal year:                02-78001              671,999
                                                                          33-44565            1,533,499
                                                                          33-44670           13,863,654
                                                                          333-63401          24,539,402
                                                                          33-74232          658,068,726
                                                                          333-40254         205,076,072
                                                                         333-116220         271,582,622
                                                                         333-128079           3,387,796
                                                                                          --------------
                                                                                          1,179,055,703
            (iii)      Aggregate price of shares redeemed or
                       repurchased during any prior fiscal year ending no
                       earlier than October 11, 1995 that were not
                       previously used to reduce registration fees
                       payable to the Commission:                                                     0

            (iv)       Total available redemption credits
                       [Add items 5(ii) and 5(iii)]:                                                       1,179,055,703
                                                                                                           --------------


            (v)        Net Sales - If Item 5(i) is greater than Item 5(iv)
                       [subtract Item 5(iv) from Item 5(i)]:                                                 754,906,599

       ----------------------------------------------------------------------------------------------------

            (vi)       Redemption credits available for use in future years
                       -- if Item 5(i) is less than Item 5(iv) [subtract Item
                       5(iv) from Item 5(i)]"                                                       N/A

       ----------------------------------------------------------------------------------------------------

            (vii)      Multiplier for determining registration fee (See
                       Instruction c.9):                                                                       0.0000393
                                                                                                           --------------

            (viii)     Registration fee due [Multiply Item 5(v) by Item
                       5(vii)] (enter "0" if no fee is due):                                                   29,667.83
                                                                                                           ==============

     6      Prepaid Shares
            If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:  ____________.

     7      Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
            (see Instruction D):
                                                                                                        +              0
                                                                                                           --------------

     8      Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                               29,667.83
                                                                                                           ==============

     9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

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             03/28/08
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            Method of Delivery:

            -----------
                X      Wire Transfer
            -----------
            -----------
               N/A     Mail or other means
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            THE 24F-2 FEE IS PAID BY 33-44565.

                                                           Signature

            This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:



            Principal Life Insurance Company Separate Account B



            By          /s/Joyce N. Hoffman
                       ---------------------------------------------------------
                       Joyce N. Hoffman
                       Senior Vice President and Corporate Secretary


            Date:      28th day of March, 2008
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